Nature of Operations and Summary of Significant Accounting Policies (Details)				1 Months Ended				3 Months Ended			12 Months Ended
	Feb. 03, 2015 USD ($) director $ / shares shares	Jul. 30, 2014 USD ($) director	Jul. 14, 2014 director $ / shares shares	May. 31, 2015 USD ($)	Feb. 28, 2015 USD ($) director $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) shares	Mar. 31, 2015 USD ($) director contract $ / shares shares	Mar. 27, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) contract $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Nature of Operations and Summary of Significant Accounting Policies
Number of contracts | contract								385			348
Number of active contracts | contract								276			252
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Cumulative operating losses								$ (54,970,992)			$ (51,720,525)
Working capital (deficit)								(3,600,000)
Cash paid for acquisition										$ 1,125,000	2,125,000
Amount outstanding								5,224,795			4,782,538	$ 7,171,252
Debt converted						$ 6,301,241	$ 986,793					$ 6,744,139
Conversion of debt, shares issued | shares						5,139,169	246,867					1,854,638
Proceeds from issuance of convertible preferred stock and warrants								2,200,000			3,000,000
Proceeds from issuance of convertible preferred stock								1,847,670			3,039,501
Allowance for doubtful accounts receivable								$ 15,000			25,000	$ 89,000
Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Proceeds from issuance of convertible preferred stock and warrants											$ 2,200,000
Convertible Preferred Stock Series A
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares								9,000			2,229,702
Share price (in dollars per share) | $ / shares								$ 1.50			$ 1.50
Convertible Preferred Stock Series A | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares											9,000
Share price (in dollars per share) | $ / shares											$ 1.50
Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares								2,065,891
Share price (in dollars per share) | $ / shares	$ 1.15							$ 1.15
Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares											2,065,891
Share price (in dollars per share) | $ / shares											$ 1.15
Note Payable Due April 2015
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding, including accrued interest								$ 583,000			$ 714,553
Note Payable Due April 2015 | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Monthly payment				$ 50,000
Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding								$ 1,850,000			$ 1,350,000	$ 2,350,000
Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares						$ 1.88					$ 2.00
Period of warrant						5 years					5 years
Shares that may be purchased under warrant agreement | shares						3,289,086					2,229,702	232,450
Common Stock Warrants | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares											$ 1.15
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares	2.00							$ 2.00
Adjusted exercise price of warrants (in dollars per share) | $ / shares	$ 1.15							$ 1.15
Period of warrant								5 years
Shares that may be purchased under warrant agreement | shares								9,000
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares											2.00
Adjusted exercise price of warrants (in dollars per share) | $ / shares											$ 1.15
Period of warrant											5 years
Shares that may be purchased under warrant agreement | shares											9,000
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares								$ 1.15
Period of warrant								5 years
Shares that may be purchased under warrant agreement | shares								2,065,891
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares											$ 1.15
Period of warrant											5 years
Shares that may be purchased under warrant agreement | shares											2,065,891
Common Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares					74,765						4,542,782	319,000
Share price (in dollars per share) | $ / shares												$ 4.00
Private Placement
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Proceeds from issuance of convertible preferred stock and warrants											$ 3,000,000
Private Placement | Convertible Preferred Stock Series A
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share) | $ / shares								$ 1.50			$ 1.50
Private Placement | Convertible Preferred Stock Series A | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share) | $ / shares									$ 1.50
Private Placement | Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share) | $ / shares								1.15
Private Placement | Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share) | $ / shares									1.15
Private Placement | Common Stock Warrants | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares											1.15
Private Placement | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares								2.00			2.00
Adjusted exercise price of warrants (in dollars per share) | $ / shares								$ 1.15			$ 1.15
Period of warrant								5 years			5 years
Shares that may be purchased under warrant agreement | shares								9,000			2,229,702
Private Placement | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares									2.00
Adjusted exercise price of warrants (in dollars per share) | $ / shares									$ 1.15
Period of warrant									5 years
Shares that may be purchased under warrant agreement | shares									9,000
Private Placement | Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares								$ 1.15
Period of warrant								5 years
Shares that may be purchased under warrant agreement | shares								2,065,891
Proceeds from issuance of convertible preferred stock and warrants								$ 2,200,000
Private Placement | Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares									$ 1.15
Period of warrant									5 years
Shares that may be purchased under warrant agreement | shares									2,065,891
Proceeds from issuance of convertible preferred stock and warrants									$ 2,200,000
Director | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.88
Period of warrant			5 years
Shares that may be purchased under warrant agreement | shares			2,250,000
Number of directors | director			2
Director | Private Placement | Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares	217,391
Director | Private Placement | Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares	217,391
Director | Related Party Loan Ten | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Number of directors | director								2
Total borrowings								$ 400,000
Maximum | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares												5.00
Minimum | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share) | $ / shares												$ 4.00
Line of credit | Director
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding								1,100,000			$ 1,100,000
Gross proceeds from financing transactions that would trigger the line of credit payable to a related party to become due											10,000,000
Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted	$ 250,000
Number of directors | director	1
Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted	$ 250,000
Number of directors | director	1
Financial Commitment Letter July 2014 | Director | Private Placement
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Number of directors | director					1
Financial Commitment Letter July 2014 | Director | Private Placement | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Number of directors | director					1
Financial Commitment Letter July 2014 | Director | Private Placement | Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares					217,391
Financial Commitment Letter July 2014 | Director | Private Placement | Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares					217,391
Financial Commitment Letter July 2014 | Director | Private Placement | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Warrants issued for debt conversion | shares					217,391
Exercise price of warrants (in dollars per share) | $ / shares					$ 1.15
Period of warrant					5 years
Financial Commitment Letter July 2014 | Director | Private Placement | Common Stock Warrants | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Warrants issued for debt conversion | shares					217,391
Exercise price of warrants (in dollars per share) | $ / shares					$ 1.15
Period of warrant					5 years
Financial Commitment Letter July 2014 | Line of credit | Director | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding								450,000			350,000
Number of directors | director		2
Maximum borrowing capacity under financing agreement		$ 2,500,000
Interest rate (as a percentage)		10.00%			10.00%
Default interest rate (as a percentage)		18.00%
Amount outstanding, including accrued interest								472,000			359,466
Principal amount of debt, maturity date extended					$ 450,000
Total borrowings								$ 350,000
Financial Commitment Letter July 2014 | Line of credit | Director | Notes Payable to Directors and Affiliates | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Interest rate (as a percentage)					10.00%
Principal amount of debt, maturity date extended					$ 450,000
Total borrowings											$ 350,000
Financial Commitment Letter July 2014 | Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted					250,000
Financial Commitment Letter July 2014 | Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted					$ 250,000